Fair Value Disclosures - Changes in Level 3 Instruments Measured on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012
Assets
Balance at beginning of year	$ 2,586	$ 388
(Deletions)/additions	(968)	1,686
Net change in fair value included in earnings	(1,600)	724
Foreign currency translation	(18)	(212)
Balance at end of year		2,586
Liabilities
Balance at beginning of year		649
(Deletions)/additions		(111)
Net change in fair value included in earnings		(563)
Foreign currency translation		25
Balance at end of year